Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted weighted average common shares outstanding (in Shares) (in Shares)	8,195,393	3,883,847	6,486,669	2,421,262	2,927,853	1,282,098
Diluted loss per common share from continuing operations (in Dollars per share)	$ (0.32)	$ (1.33)	$ (1.24)	$ (19.36)	$ (20.35)	$ (24.24)
Diluted earnings (loss) per common share from discontinued operations (in Dollars per share)		0.74	(0.02)	(2.87)	(6.98)	(0.19)
Diluted loss per common share (in Dollars per share)	$ (0.32)	$ (0.59)	$ (1.26)	$ (22.23)	$ (27.33)	$ (24.44)